UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Siren ETF Trust

Siren DIVCON Leaders Dividend ETF (LEAD)

Siren DIVCON Dividend Defender ETF (DFND)

Siren Nasdaq NexGen Economy ETF (BLCN)

SEMI-ANNUAL REPORT

September 30, 2022
(Unaudited)

Siren ETF Trust

Table of Contents

Fund Performance	2
Siren DIVCON Leaders Dividend ETF	2
Siren DIVCON Dividend Defender ETF	3
Siren Nasdaq NexGen Economy ETF	4
Schedules of Investments	5
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Expense Example	34
Board of Trustees’ Approval of Advisory Agreement	36
Review of Liquidity Risk Management Program	38
Additional Information	39

Siren DIVCON Leaders Dividend ETF

Fund Performance

As of September 30, 2022 (Unaudited)

Fund Performance History (%)	Total Return As of September 30, 2022
Fund	6 Months	1 Year	5 Years	Since Inception (January 6, 2016)
NAV Return	-17.15%	-13.88%	10.59%	11.27%
Market Price Return	-17.34%	-14.12%	10.52%	11.26%

Indices
Siren DIVCON Leaders Dividend Index(1)	-17.52%	-13.62%	11.29%	11.98%
S&P 500 Total Return Index(2)	-20.20%	-15.47%	9.24%	10.97%

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index invests in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren DIVCON Dividend Defender ETF

Fund Performance

As of September 30, 2022 (Unaudited)

Fund Performance History (%)	Total Return As of September 30, 2022
Fund	6 Months	1 Year	5 Years	Since Inception (January 14, 2016)
NAV Return	-9.98%	-12.67%	5.59%	5.49%
Market Price Return	-9.58%	-12.69%	5.72%	5.49%

Indices
Siren DIVCON Dividend Defender Index(1)	-8.76%	-10.02%	6.40%	6.30%
S&P 500 Total Return Index(2)	-20.20%	-15.47%	9.24%	12.07%

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index invests 75% in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. The remaining 25% of the Index takes a short position in companies with the highest probability of cutting their dividends in the next 12 months based on their DIVCON ratings. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren Nasdaq NexGen Economy ETF

Fund Performance

As of September 30, 2022 (Unaudited)

Fund Performance History (%)	Total Return As of September 30, 2022
Fund	6 Months	1 Year	Since Inception (January 17, 2018)
NAV Return	-40.58%	-50.25%	-0.87%
Market Price Return	-39.62%	-49.82%	-0.65%

Indices
Siren NASDAQ Blockchain Economy Index(1)	-30.18%	-38.14%	5.15%
MSCI ACWI Total Return Index(2)	-21.41%	-20.66%	2.48%

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index was created through a partnership between Reality Shares, Inc. and Nasdaq, and constitutes the joint research, analysis and investigation of both groups on the emerging development of blockchain technology. The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their use or for use by others.

(2)	The MSCI ACWI Total Return Index captures large and mid-cap representation across 23 developed markets and 24 emerging markets countries. One cannot invest directly in an index.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.2%
	Communications 1.7%
8,463	Activision Blizzard, Inc.	$629,139

	Consumer Discretionary 11.6%
6,818	Best Buy Co., Inc.	431,852
1,551	Domino’s Pizza, Inc.	481,120
7,752	D.R. Horton, Inc.	522,097
2,730	Lowe’s Companies, Inc.	512,721
4,128	NIKE, Inc. - Class B	343,119
1,302	Pool Corp.	414,309
1,719	The Home Depot, Inc.	474,341
3,008	Tractor Supply Co.	559,127
3,753	Williams-Sonoma, Inc.	442,291
		4,180,977
	Consumer Staples 6.8%
7,837	Colgate-Palmolive Co.	550,549
2,843	Dollar General Corp.	681,922
2,800	Target Corp.	415,492
3,648	The Hershey Co.	804,274
		2,452,237
	Energy 2.2%
7,013	EOG Resources, Inc.	783,563

	Financials 14.5%
10,883	Aflac, Inc.	611,624
13,359	Ally Financial, Inc.	371,781
10,029	Brown & Brown, Inc.	606,554
5,886	Discover Financial Services	535,155
19,208	Franklin Resources, Inc.	413,356
2,569	Mastercard, Inc. - Class A	730,470
6,630	Morgan Stanley	523,837
3,475	T. Rowe Price Group, Inc.	364,910
1,693	The Goldman Sachs Group, Inc.	496,134
3,308	Visa, Inc. - Class A	587,666
		5,241,487
	Health Care 11.0%
4,928	Abbott Laboratories	476,833
4,425	Agilent Technologies, Inc.	537,859
7,741	Baxter International, Inc.	416,930
2,261	Danaher Corp.	583,994
2,991	McKesson Corp.	1,016,551
1,099	Thermo Fisher Scientific, Inc.	557,402
1,662	West Pharmaceutical Services, Inc.	408,985
		3,998,554
	COMMON STOCKS 96.2% (continued)
	Industrials 16.0%
7,956	Amphenol Corp. - Class A	$532,734
17,001	CSX Corp.	452,907
5,202	Expeditors International of Washington, Inc.	459,388
3,198	J.B. Hunt Transport Services, Inc.	500,231
3,612	L3Harris Technologies, Inc.	750,682
3,846	Nordson Corp.	816,390
1,982	Old Dominion Freight Line, Inc.	493,062
2,009	Parker-Hannifin Corp.	486,801
4,665	Waste Connections, Inc.	630,382
1,329	W.W. Grainger, Inc.	650,134
		5,772,711
	Materials 6.1%
3,088	Avery Dennison Corp.	502,418
3,904	Celanese Corp.	352,687
6,433	Nucor Corp.	688,267
3,176	The Sherwin-Williams Co.	650,286
		2,193,658
	Technology 26.3%
3,788	Analog Devices, Inc.	527,820
4,320	Apple, Inc.	597,024
4,288	Applied Materials, Inc.	351,316
1,164	Broadcom, Inc.	516,828
3,405	CDW Corporation of Delaware	531,453
1,296	FactSet Research Systems, Inc.	518,543
17,976	HP, Inc.	447,962
1,087	Intuit, Inc.	421,017
1,754	KLA Corp.	530,813
1,058	Lam Research Corp.	387,228
2,146	Microsoft Corp.	499,803
1,295	Monolithic Power Systems, Inc.	470,603
1,809	Moody’s Corp.	439,786
3,527	QUALCOMM, Inc.	398,480
1,492	S&P Global, Inc.	455,582
4,751	Skyworks Solutions, Inc.	405,118
8,160	SS&C Technologies Holdings, Inc.	389,640
4,547	Teradyne, Inc.	341,707
3,858	Texas Instruments, Inc.	597,141
2,368	Ubiquiti, Inc.	695,150
		9,523,014
	Total Common Stocks
	(Cost $42,195,484)	34,775,340

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 3.7%
1,350,868	First American Government Obligations Fund, 2.77% (a)	$1,350,868
	Total Money Market Funds
	(Cost $1,350,868)	1,350,868

	Total Investments 99.9%
	(Cost $43,546,352)	36,126,208

	Other Assets in Excess of Liabilities 0.1%	19,251

	TOTAL NET ASSETS 100.0%	$36,145,459

(a)	7-day net yield at September 30, 2022.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2022 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	26.3%
Industrials	16.0
Financials	14.5
Consumer Discretionary	11.6
Health Care	11.0
Consumer Staples	6.8
Materials	6.1
Energy	2.2
Communications	1.7
Total Common Stocks	96.2
Total Short-Term Investments	3.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 72.9%
	Communications 1.1%
2,499	Activision Blizzard, Inc. (a)	$185,776

	Consumer Discretionary 9.1%
2,777	Best Buy Co., Inc.	175,895
512	Domino’s Pizza, Inc.	158,822
2,612	D.R. Horton, Inc. (a)	175,918
1,113	Lowe’s Companies, Inc.	209,033
1,985	NIKE, Inc. - Class B	164,993
568	Pool Corp.	180,743
590	The Home Depot, Inc.	162,805
987	Tractor Supply Co. (a)	183,464
1,533	Williams-Sonoma, Inc.	180,664
		1,592,337
	Consumer Staples 4.3%
2,404	Colgate-Palmolive Co.	168,881
772	Dollar General Corp. (a)	185,172
1,380	Target Corp.	204,778
886	The Hershey Co.	195,336
		754,167
	Energy 1.2%
1,890	EOG Resources, Inc.	211,170

	Financials 10.5%
3,462	Aflac, Inc. (a)	194,564
5,788	Ally Financial, Inc.	161,080
3,216	Brown & Brown, Inc. (a)	194,504
1,980	Discover Financial Services	180,022
8,002	Franklin Resources, Inc.	172,203
715	Mastercard, Inc. - Class A	203,303
2,609	Morgan Stanley	206,137
1,799	T. Rowe Price Group, Inc. (a)	188,913
611	The Goldman Sachs Group, Inc.	179,054
979	Visa, Inc. - Class A	173,919
		1,853,699
	Health Care 8.5%
1,785	Abbott Laboratories	172,716
1,598	Agilent Technologies, Inc.	194,237
2,906	Baxter International, Inc.	156,517
798	Danaher Corp.	206,115
610	McKesson Corp.	207,321
383	Thermo Fisher Scientific, Inc.	194,254
756	West Pharmaceutical Services, Inc. (a)	186,036
1,164	Zoetis, Inc. (a)	172,610
		1,489,806
	COMMON STOCKS 72.9% (continued)
	Industrials 11.3%
3,347	Amphenol Corp. - Class A (a)	$224,115
6,709	CSX Corp.	178,728
2,079	Expeditors International of Washington, Inc.	183,597
1,218	J.B. Hunt Transport Services, Inc. (a)	190,519
861	L3Harris Technologies, Inc. (a)	178,942
966	Nordson Corp. (a)	205,053
820	Old Dominion Freight Line, Inc.	203,991
756	Parker-Hannifin Corp.	183,186
1,553	Waste Connections, Inc.	209,857
484	W.W. Grainger, Inc.	236,768
		1,994,756
	Materials 4.0%
1,137	Avery Dennison Corp.	184,990
1,752	Celanese Corp.	158,276
1,932	Nucor Corp.	206,705
779	The Sherwin-Williams Co. (a)	159,500
		709,471
	Technology 22.9%
1,346	Analog Devices, Inc.	187,552
1,449	Apple, Inc. (a)	200,252
2,150	Applied Materials, Inc.	176,149
424	Broadcom, Inc.	188,260
1,260	CDW Corporation of Delaware	196,661
555	FactSet Research Systems, Inc. (a)	222,061
6,489	HP, Inc.	161,706
506	Intuit, Inc. (a)	195,984
673	KLA Corp. (a)	203,670
504	Lam Research Corp. (a)	184,464
861	Microsoft Corp. (a)	200,527
682	Monolithic Power Systems, Inc.	247,839
756	Moody’s Corp. (a)	183,791
471	MSCI, Inc. (a)	198,663
1,391	QUALCOMM, Inc.	157,155
652	S&P Global, Inc. (a)	199,088
2,039	Skyworks Solutions, Inc. (a)	173,866
3,323	SS&C Technologies Holdings, Inc.	158,673
2,121	Teradyne, Inc. (a)	159,393
1,319	Texas Instruments, Inc. (a)	204,155
771	Ubiquiti, Inc.	226,334
		4,026,243
	Total Common Stocks
	(Cost $15,438,526)	12,817,425

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 24.5%
4,300,665	First American Government Obligations Fund, 2.77% (b)	$4,300,665
	Total Money Market Funds
	(Cost $4,300,665)	4,300,665

	Total Investments Before Securities Sold Short
	(Cost $19,739,191)	17,118,090

	SECURITIES SOLD SHORT
	COMMON STOCKS (24.7)%
	Communications (1.4)%
(2,118)	Electronic Arts, Inc.	(245,074)

	Consumer Discretionary (3.5)%
(26,834)	Ford Motor Co.	(300,541)
(10,848)	MGM Resorts International	(322,402)
		(622,943)
	Consumer Staples (1.4)%
(7,137)	The Kraft Heinz Co.	(238,019)

	Energy (7.0)%
(9,105)	Baker Hughes Co.	(190,841)
(8,610)	Halliburton Co.	(211,978)
(2,901)	Hess Corp.	(316,180)
(3,427)	Occidental Petroleum Corp.	(210,589)
(8,355)	Schlumberger NV	(299,945)
		(1,229,533)
	Financials (2.2)%
(3,298)	The Progressive Corp.	(383,261)
	COMMON STOCKS (24.7)% (continued)
	Health Care (1.4)%
(28,695)	Viatris, Inc.	$(244,481)

	Industrials (2.2)%
(6,332)	General Electric Co.	(392,014)

	Utilities (5.6)%
(13,615)	CenterPoint Energy, Inc.	(383,671)
(4,095)	Dominion Energy, Inc.	(283,005)
(2,707)	DTE Energy Co.	(311,440)
		(978,116)
	Total Securities Sold Short
	[Proceeds $(4,685,639)]	(4,333,441)

	Total Investments 72.7%
	(Cost $15,053,552)	12,784,649

	Other Assets in Excess of Liabilities 27.3%	4,788,301

	TOTAL NET ASSETS 100.0%	$17,572,950

(a)

Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at September 30, 2022 was $9,736,257 which includes cash in the amount of $4,785,257.

(b)	7-day net yield at September 30, 2022.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2022 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Securities Held Long
Technology	22.9%
Industrials	11.3
Financials	10.5
Consumer Discretionary	9.1
Health Care	8.5
Consumer Staples	4.3
Materials	4.0
Energy	1.2
Communications	1.1
72.9
Securities Held Short
Consumer Staples	(1.4)
Health Care	(1.4)
Communications	(1.4)
Financials	(2.2)
Industrials	(2.2)
Consumer Discretionary	(3.5)
Utilities	(5.6)
Energy	(7.0)
(24.7)
Total Common Stocks	48.2
Total Short-Term Investments	24.5
Total Investments	72.7
Other Assets in Excess of Liabilities	27.3
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 93.2%
	Communications 9.6%
13,748	Baidu, Inc. - ADR (b)	$1,615,252
73,975	Digital Garage, Inc. (a)	1,773,601
148,523	GMO Internet, Inc. (a)	2,614,776
9,288	Meta Platforms, Inc. - Class A (b)	1,260,196
3,962	Swisscom AG (a)	1,861,140
23,230	Tencent Holdings Ltd. (a)	788,376
		9,913,341
	Consumer Discretionary 5.1%
17,973	Alibaba Group Holding Ltd. - ADR (b)	1,437,660
34,590	JD.com, Inc. - ADR (b)	1,739,877
42,222	Overstock.com, Inc. (b)	1,028,106
242,465	Rakuten Group, Inc. (a)	1,040,356
		5,245,999
	Consumer Staples 1.2%
10,021	Walmart, Inc.	1,299,724

	Financials 35.4%
11,983	American Express Co.	1,616,626
5,000,000	BC Technology Group Ltd. (a)(b)	1,643,385
32,923	Citigroup, Inc.	1,371,901
16,945	Coinbase Global, Inc. - Class A (b)	1,092,783
51,599	Customers Bancorp, Inc. (b)	1,521,139
2,354	Deutsche Boerse AG (a)	388,158
251,796	Galaxy Digital Holdings Ltd. (a)(b)	1,068,176
155,714	ING Groep NV - ADR	1,323,569
16,568	Intercontinental Exchange, Inc.	1,496,919
18,624	JPMorgan Chase & Co.	1,946,208
6,509	Mastercard, Inc. - Class A	1,850,769
31,444	Nasdaq, Inc.	1,782,246
396,843	NU Holdings Ltd. (b)	1,746,109
24,380	PayPal Holdings, Inc. (b)	2,098,387
54,029	Plus500 Ltd. (a)	993,566
183,288	Robinhood Markets, Inc. - Class A (b)	1,851,209
103,489	SBI Holdings, Inc. (a)	1,856,266
10,710	Signature Bank/New York NY	1,617,210
22,820	Silvergate Capital Corp. - Class A (b)	1,719,487
38,444	The Bank of New York Mellon Corp.	1,480,863
5,753	The Goldman Sachs Group, Inc.	1,685,917
9,576	Visa, Inc. - Class A	1,701,176
24,816	Vontobel Holding AG	1,343,037
223,290	WisdomTree Investments, Inc.	1,044,997
215,843	ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	483,950
		36,724,053
	COMMON STOCKS 93.2% (Continued)
	Industrials 2.5%
39,598	Hitachi Ltd. (a)	$1,672,785
9,049	Siemens AG (a)	897,486
		2,570,271
	Technology 39.4%
7,735	Accenture PLC - Class A	1,990,215
21,474	Advanced Micro Devices, Inc. (b)	1,360,593
626,787	Bakkt Holdings, Inc. (b)	1,429,074
1,346,717	Bitfarms Ltd. (b)	1,414,053
35,143	Block, Inc. (b)	1,932,514
13,007	Broadridge Financial Solutions, Inc.	1,877,170
405,071	Canaan, Inc. (b)	1,328,633
43,954	Cisco Systems, Inc.	1,758,160
1,016,234	Core Scientific, Inc. (b)	1,321,104
16,289	Fujitsu Ltd. (a)	1,776,562
138,881	Hewlett Packard Enterprise Co.	1,663,794
87,841	Infosys Ltd. - ADR	1,490,662
16,766	International Business Machines Corp.	1,991,968
165,671	Marathon Digital Holdings, Inc. (b)	1,774,336
29,017	Micron Technology, Inc.	1,453,752
7,704	Microsoft Corp.	1,794,262
9,873	MicroStrategy, Inc. (b)	2,095,643
82,753	NTT Data Corp. (a)	1,066,932
8,415	NVIDIA Corp.	1,021,497
1,026,694	OneConnect Financial Technology Co. Ltd. (b)	741,273
29,108	Oracle Corp.	1,777,626
1,948	Samsung Electronics Co. Ltd. - GDR 144A (c)	1,796,056
24,232	SAP SE - ADR	1,968,850
19,418	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,331,298
10,165	Texas Instruments, Inc.	1,573,339
446,745	Z Holdings Corp. (a)	1,173,582
		40,902,948
	Total Common Stocks
	(Cost $118,265,101)	96,656,336

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 5.9%
6,078,303	First American Government Obligations Fund, 2.77% (d)	$6,078,303
	Total Money Market Funds
	(Cost $6,078,303)	6,078,303

	Total Investments 99.1%
	(Cost $124,343,404)	102,734,639

	Other Assets in Excess of Liabilities 0.9%	985,264

	TOTAL NET ASSETS 100.0%	$103,719,903

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)

Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At September 30, 2022, the net value of these securities amounted to $1,796,056, which represents 1.7% of net assets.

(d)	7-day net yield at September 30, 2022.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2022 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	39.4%
Financials	35.4
Communications	9.6
Consumer Discretionary	5.1
Industrials	2.5
Consumer Staples	1.2
Total Common Stocks	93.2
Total Short-Term Investments	5.9
Total Investments	99.1
Other Assets in Excess of Liabilities	0.9
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

September 30, 2022 (Unaudited)

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments at cost	$43,546,352	$19,739,191	$124,343,404
Investments at value	$36,126,208	$17,118,090	$102,734,639
Cash pledged as collateral for securities sold short	—	461,867	—
Cash held at broker for securities sold short	—	4,322,302	—
Receivable for investments sold	—	—	657,354
Interest and dividends receivable	33,387	30,428	393,043
Prepaid expenses and other assets	—	—	813
Total assets	36,159,595	21,932,687	103,785,849

LIABILITIES:
Securities sold short, proceeds		$4,685,639
Securities sold short, at value	—	$4,333,441	—
Payable to Adviser	14,136	13,189	65,946
Dividends and interest payable on securities sold short	—	13,107	—
Total liabilities	14,136	4,359,737	65,946

Net Assets	$36,145,459	$17,572,950	$103,719,903

NET ASSETS CONSIST OF:
Paid in capital	$43,558,552	$24,082,267	$221,468,630
Total distributable earnings (loss)	(7,413,093)	(6,509,317)	(117,748,727)
Net Assets	$36,145,459	$17,572,950	$103,719,903

Shares issued and outstanding, $0 par value, unlimited shares authorized	800,000	530,060	4,725,000

Net Asset Value, Redemption Price and Offering Price Per Share	$45.18	$33.15	$21.95

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$364,472	$170,787	$1,393,122
Interest income	9,479	90,038	15,228
Foreign withholding tax	(465)	(224)	(136,210)
Total investment income	373,486	260,601	1,272,140

EXPENSES:
Investment advisory fees	97,790	111,797	483,591
Dividends on securities sold short	—	74,611	—
Borrowing fees on securities sold short	—	34,069	—
Total expenses before waiver	97,790	220,477	483,591
Waiver of advisory fees for borrowing fees	—	(18,727)	—
Net expenses	97,790	201,750	483,591

Net Investment Income	275,696	58,851	788,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	—	108,843	(53,111,162)
In-Kind Redemptions	536,260	(42,963)	1,747,346
Securities sold short	—	(1,421,571)	—
Foreign currency transactions	—	—	(35,261)
Change in net unrealized appreciation/depreciation on:
Investments	(9,390,513)	11,242,160	(23,632,662)
Securities sold short	—	(12,638,200)	—
Foreign currency transactions	—	—	(29,274)

Net Realized and Unrealized Loss on Investments	(8,854,253)	(2,751,731)	(75,061,013)

Net Decrease in Net Assets Resulting from Operations	$(8,578,557)	$(2,692,880)	$(74,272,464)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

	Siren DIVCON Leaders Dividend ETF		Siren DIVCON Dividend Defender ETF
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
OPERATIONS:
Net investment income (loss)	$275,696	$395,514	$58,851	$(179,391)
Net realized gain (loss) on:
Investments	—	(564,299)	108,843	3,284,841
In-Kind Redemptions	536,260	10,139,016	(42,963)	2,626,176
Securities sold short	—	—	(1,421,571)	(2,207,761)
Change in net unrealized appreciation/depreciation on:
Investments	(9,390,513)	(5,692,034)	11,242,160	(2,077,225)
Securities sold short	—	—	(12,638,200)	(655,005)
Net increase (decrease) in net assets resulting from operations	(8,578,557)	4,278,197	(2,692,880)	791,635

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(278,938)	(1,054,074)	(54,160)	—
Net decrease in net assets resulting from distributions paid	(278,938)	(1,054,074)	(54,160)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,621,950	45,810,930	—	11,191,970
Shares redeemed	(13,912,940)	(32,477,728)	(13,177,929)	(15,744,075)
Transaction fees	—	16	68,394	27,055
Net increase (decrease) in net assets resulting from capital share transactions	(11,290,990)	13,333,218	(13,109,535)	(4,525,050)

Total Increase (Decrease) in Net Assets	(20,148,485)	16,557,341	(15,856,575)	(3,733,415)

NET ASSETS:
Beginning of Period	56,293,944	39,736,603	33,429,525	37,162,940
End of Period	$36,145,459	$56,293,944	$17,572,950	$33,429,525

TRANSACTIONS IN SHARES:
Shares sold	50,000	775,000	—	300,000
Shares redeemed	(275,000)	(550,000)	(375,000)	(425,000)
Net increase (decrease) in shares outstanding	(225,000)	225,000	(375,000)	(125,000)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

	Siren Nasdaq NexGen Economy ETF
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
OPERATIONS:
Net investment income	$788,549	$1,461,877
Net realized gain (loss) on:
Investments	(53,111,162)	(42,545,018)
In-Kind Redemptions	1,747,346	23,129,450
Foreign currency transactions	(35,261)	(90,879)
Change in net unrealized appreciation/depreciation on:
Investments	(23,632,662)	(46,069,539)
Foreign currency transactions	(29,274)	6,710
Net decrease in net assets resulting from operations	(74,272,464)	(64,107,399)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,094,407)	(1,313,372)
Net decrease in net assets resulting from distributions paid	(1,094,407)	(1,313,372)

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,695,638	41,956,683
Shares redeemed	(19,411,890)	(84,421,558)
Transaction fees	46	844
Net decrease in net assets resulting from capital share transactions	(14,716,206)	(42,464,031)

Total Decrease in Net Assets	(90,083,077)	(107,884,802)

NET ASSETS:
Beginning of Period	193,802,980	301,687,782
End of Period	$103,719,903	$193,802,980

TRANSACTIONS IN SHARES:
Shares sold	175,000	875,000
Shares redeemed	(650,000)	(1,975,000)
Net decrease in shares outstanding	(475,000)	(1,100,000)

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Period November 1, 2020(1) to March 31, 2021
Net Asset Value, Beginning of Period	$54.92		$49.67	$42.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.31		0.45	0.21
Net realized and unrealized gain (loss) on investments	(9.73)		5.89	7.00
Total Income (Loss) from Investment Operations	(9.42)		6.34	7.21

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.42)	(0.25)
From net realized gain on investments	—		(0.67)	—
Total Distributions	(0.32)		(1.09)	(0.25)

Net Asset Value, End of Period	$45.18		$54.92	$49.67

Total Return
Net Asset Value(4)	(17.15	%)(6)	12.68%	16.91	%(6)
Market Value(5)	(17.34	%)(6)	12.75%	17.39	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,145		$56,294	$39,737
Ratio of expenses to average net assets	0.43	%(7)	0.43%	0.43	%(7)
Ratio of net investment income to average net assets	1.21	%(7)	0.81%	1.09	%(7)
Portfolio turnover rate(8)	0.00	%(6)	66.42%	47.34	%(6)(9)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than 0.001.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
$36.27	$31.76		$29.98	$24.36

0.37	0.50		0.39	0.33
6.46	4.51		1.77	5.57
6.83	5.01		2.16	5.90

(0.39)	(0.50)		(0.36)	(0.28)
—	—	(3)	(0.02)	—
(0.39)	(0.50)		(0.38)	(0.28)

$42.71	$36.27		$31.76	$29.98

18.98%	15.95%		7.19%	24.29%

$35,238	$31,735		$45,257	$29,229
0.43%	0.43%		0.43%	0.43%
0.92%	1.50%		1.18%	1.18%
1.81%	65.52	%(9)	0.26%	3.35%

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021
Net Asset Value, Beginning of Period	$36.94		$36.08		$35.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.08		(0.19)		(0.02)
Net realized and unrealized gain (loss) on investments	(3.77)		1.05		0.91
Total Income (Loss) from Investment Operations	(3.69)		0.86		0.89

LESS DISTRIBUTIONS:
From net investment income	(0.10)		—		—
Total Distributions	(0.10)		—		—

Net Asset Value, End of Period	$33.15		$36.94		$36.08

Total Return
Net Asset Value(3)	(9.98	%)(5)	2.37%		2.53	%(5)
Market Value(4)	(9.58	%)(5)	2.36%		2.36	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,573		$33,430		$37,163
Ratio of expenses to average net assets:
Before waivers	1.68	%(6)(7)	1.74	%(7)	1.60	%(6)(7)
Net of waivers	1.53	%(6)(8)	1.65	%(8)	1.49	%(6)(8)
Ratio of net investment income to average net assets:
Before waivers	0.31	%(6)(7)	(0.58	%)(7)	(0.27	%)(6)(7)
Net of waivers	0.45	%(6)(8)	(0.49	%)(8)	(0.16	%)(6)(8)
Portfolio turnover rate(10)	5.52	%(5)	54.66	%(11)	75.16	%(5)(11)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income (loss) has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)	Annualized.
(7)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.19% and 0.70%, respectively. For the period ended September 30, 2022, interest expense (borrowing fees)and dividend expense were 0.26% and 0.57%, respectively.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
$30.63		$27.54		$26.08		$22.44

(0.22)		0.26		0.12		0.03
4.85		3.09		1.41		3.61
4.63		3.35		1.53		3.64

(0.07)		(0.26)		(0.07)		—
(0.07)		(0.26)		(0.07)		—

$35.19		$30.63		$27.54		$26.08

15.12%		12.22%		5.89%		16.23%

$47,686		$6,126		$5,509		$3,912

1.64	%(9)	1.44	%(9)	1.21	%(9)	1.38	%(9)
1.64	%(9)	1.44	%(9)	1.21	%(9)	1.38	%(9)

(0.65%)		0.89%		0.42%		0.11%
(0.65%)		0.89%		0.42%		0.11%
23.34	%(12)	57.30	%(11)	36.94%		69.11%

(8)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.10% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.10% and 0.70%, respectively. For the period ended September 30, 2022, interest expense (borrowing fees)and dividend expense were 0.10% and 0.57%, respectively. The Adviser has agreed to limit interest expense (borrowing fees) to 0.10% of the average daily net assets. See Note 5.

(9)

Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively. For the year ended October 31, 2019, the rebate and dividend expense were (0.39%) and 0.59%, respectively. For the year ended October 31, 2018, the rebate and dividend expense were (0.30%) and 0.66%, respectively. For the year ended October 31, 2017, the dividend expense was 0.53%.

(10)	Portfolio turnover rate excludes securities received or delivered in-kind.
(11)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(12)

Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020 (see Note 11 in the Notes to the Financial Statements). If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period January 17, 2018(2) to October 31, 2018
Net Asset Value, Beginning of Period	$37.27		$47.89		$33.08		$24.03	$21.19	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.16		0.24		0.12		0.29	0.34	0.21
Net realized and unrealized gain (loss) on investments	(15.25)		(10.66)		14.83		8.97	2.86	(2.86)
Total Income (Loss) from Investment Operations	(15.09)		(10.42)		14.95		9.26	3.20	(2.65)

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.20)		(0.14)		(0.21)	(0.36)	(0.16)
Total Distributions	(0.23)		(0.20)		(0.14)		(0.21)	(0.36)	(0.16)

Net Asset Value, End of Period	$21.95		$37.27		$47.89		$33.08	$24.03	$21.19

Total Return
Net Asset Value(4)	(40.58	%)(6)	(21.82%)		45.25	%(6)	38.81%	15.24%	(11.09	%)(6)
Market Value(5)	(39.62	%)(6)	(22.59%)		45.76	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,720		$193,803		$301,688		$128,195	$67,277	$86,348
Ratio of expenses to average net assets	0.68	%(7)	0.68%		0.68	%(7)	0.68%	0.68%	0.68	%(7)
Ratio of net investment income to average net assets	1.11	%(7)	0.53%		0.68	%(7)	1.01%	1.51%	1.14	%(7)
Portfolio turnover rate(8)	47.58	% (6)	70.65	%(9)	37.54	%(6)	18.39%	20.72%	31.18	%(6)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Notes to Financial Statements

September 30, 2022 (Unaudited)

1.	Organization

The Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “Fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the six months ended September 30, 2022, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF (each, a “Fund”, and collectively, the “Funds”). The Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are each diversified funds and the Siren Nasdaq NexGen Economy ETF is a non-diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the Board of Trustees of the Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NexGen Economy ETF (the ‘‘Predecessor Funds’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NexGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.

2.	Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value (“NAV”).

Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation

Siren ETF Trust

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the six months ended September 30, 2022, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Short Sales: A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the six months ended September 30, 2022, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.

(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended March 31, 2022.

4.	Securities Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2022:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$34,775,340	$—	$—	$34,775,340
Short-Term Investments
Money Market Funds	1,350,868	—	—	1,350,868
Total	$36,126,208	$—	$—	$36,126,208

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$12,817,425	$—	$—	$12,817,425
Short-Term Investments
Money Market Funds	4,300,665	—	—	4,300,665
Total Assets	$17,118,090	$—	$—	$17,118,090

Liabilities
Equity
Common Stocks(a)	$(4,333,441)	$—	$—	$(4,333,441)
Total Liabilities	$(4,333,441)	$—	$—	$(4,333,441)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$96,656,336	$—	$—	$96,656,336
Short-Term Investments
Money Market Funds	6,078,303	—	—	6,078,303
Total	$102,734,639	$—	$—	$102,734,639

(a)	See each Fund’s Schedule of Investments for breakout by sector classification.

5.	Investment Advisory and Other Agreements

Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Expenses Associated with Securities Sold Short: The Trust and the Adviser have entered into a written expense limitation agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep aggregate interest expenses (borrowing fees) on securities sold short from exceeding 0.10% of the average daily net assets of the Siren DIVCON Dividend Defender ETF until November 23, 2022 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to the Siren DIVCON Dividend Defender ETF within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s aggregate interest expenses on securities sold short are below the Expense Limitation. The Agreement may be terminated: (i) by the Board, for any reason and at any time; (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 23, 2022; and (iii) by either the party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. The following table shows the waived expenses subject to potential recovery expiring on:

	March 31,
	2024		2025	2026	Total
Siren DIVCON Dividend Defender ETF	$21,716	(a)	$33,255	$20,916	$75,887

(a)	Expenses waived were for the period November 23, 2020, through March 31, 2021.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of September 30, 2022, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust, and the Funds.

Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

6.	Related Parties

At September 30, 2022 certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

Siren ETF Trust

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

7.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2022, were as follows:

Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$—	$—
Siren DIVCON Dividend Defender ETF	$1,143,694	$1,700,373
Siren Nasdaq NexGen Economy ETF	$65,978,414	$72,606,483

The cost of in-kind purchases and the proceeds from in-kind redemptions for the six months ended September 30, 2022, were as follows:

In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$2,517,428	$13,342,929
Siren DIVCON Dividend Defender ETF	$—	$10,351,540
Siren Nasdaq NexGen Economy ETF	$4,464,092	$18,532,103

8.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the six months ended September 30, 2022 and the fiscal year ended March 31, 2022, were as follows:

	Six months ended September 30, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$278,938	$—	$—	$278,938
Siren DIVCON Dividend Defender ETF	54,160	—	—	54,160
Siren Nasdaq NexGen Economy ETF	1,094,407	—	—	1,094,407

	Fiscal year ended March 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$380,553	$673,521	$—	$1,054,074
Siren Nasdaq NexGen Economy ETF	1,313,372	—	—	1,313,372

Siren ETF Trust

Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

At March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$54,506,298	$24,188,644	$204,721,432
Gross unrealized appreciation	$5,031,363	$3,239,453	$23,904,457
Gross unrealized depreciation	(3,261,369)	(4,585,128)	(35,409,446)
Net unrealized appreciation/depreciation	1,769,994	(1,345,675)	(11,504,989)
Undistributed ordinary income	14,961	—	354,747
Undistributed long-term capital gain	—	—	—
Other accumulated losses	(340,553)	(2,416,602)	(31,231,615)
Total distributable earnings (accumulated losses)	$1,444,402	$(3,762,277)	$(42,381,857)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At March 31, 2022, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Siren DIVCON Leaders Dividend ETF	$(10,097,960)	$10,097,960
Siren DIVCON Dividend Defender ETF	$(2,258,823)	$2,258,823
Siren Nasdaq NexGen Economy ETF	$(19,342,599)	$19,342,599

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions and net operating losses.

For the tax year ended March 31, 2022, the Siren DIVCON Dividend Defender ETF deferred late year ordinary losses of $36,067.

At March 31, 2022, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses		Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$340,553		$—	$340,533
Siren DIVCON Dividend Defender ETF	$2,380,535	(a)	$—	$2,380,535
Siren Nasdaq NexGen Economy ETF	$28,272,035		$2,949,937	$31,221,972

(a)

Includes losses of $1,089,781 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF (See Note II). Utilization of these carry forwards is limited to a maximum of $164,767 per year.

9.	Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of September 30 2022, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.

10.	Principal Risks

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industry Concentration Risk: The Siren Nasdaq NexGen Economy ETF may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Non-Diversification Risk: The Siren Nasdaq NexGen Economy ETF is non-diversified, which means that the Fund may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.

11.	Reorganization of the Reality Shares DIVCON Dividend Guard ETF into the Reality Shares DIVCON Dividend Defender ETF

On December 12, 2019, prior to the reorganization of the Reality Shares DIVCON Dividend Defender ETF into the Siren DIVCON Dividend Defender ETF, the Board of Trustees of Reality Shares ETF Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”) with and into the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund”), each a separate series of the Reality Shares ETF Trust. The Agreement provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization-Reality Shares ETF Trust”).

The Reorganization-Reality Shares ETF Trust was a tax-free transaction. Reality Shares Advisors, LLC, the investment adviser to both the Acquired Fund and the Surviving Fund, has agreed to bear the costs (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the Reorganization. The Reality Shares DIVCON Dividend Defender ETF elected to maintain the tax cost basis of investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable for tax purposes. The decision of the Board of Trustees of Reality Shares ETF Trust to reorganize the Acquired Fund was not subject to shareholder approval. The Reorganization-Reality Shares ETF Trust occurred on March 27, 2020.

On the reorganization date, the Acquired Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Acquired Fund	Total Investment Value	Total Investment Cost
Reality Shares DIVCON Dividend Guard ETF	$10,085,145	$10,976,809

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

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Notes to Financial Statements

September 30, 2022 (Unaudited) (Continued)

The acquisition was accomplished by a tax-free exchange of the following shares on March 27, 2020:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Shares	Shares	Value
450,000	330,060	$10,108,401

For financial reporting purposes, assets received and shares issued by the Surviving Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Net Assets: $10,108,401	Net Assets: $12,250,379
Unrealized Appreciation (Depreciation) on Investments: $(891,664)

The net assets for Reality Shares DIVCON Dividend Defender ETF, the Surviving Fund, immediately after the acquisition were $22,358,780.

12.	Impact of COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

13.	Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Siren ETF Trust

Expense Example

September 30, 2022 (Unaudited)

As a shareholder of one or more Funds of the Siren ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Siren ETF Trust

Expense Example

September 30, 2022 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 9/30/2022	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD PER $1,000*
Siren DIVCON Leaders Dividend ETF
Actual Fund Return	$ 1,000.00	$ 828.50	0.43%	$1.97
Hypothetical 5% Return	$ 1,000.00	$ 1,022.91	0.43%	$2.18
Siren DIVCON Dividend Defender ETF
Actual Fund Return	$ 1,000.00	$ 900.20	1.53%	$7.29
Hypothetical 5% Return	$ 1,000.00	$ 1,017.40	1.53%	$7.74
Siren Nasdaq NexGen Economy ETF
Actual Fund Return	$ 1,000.00	$ 594.20	0.68%	$2.72
Hypothetical 5% Return	$ 1,000.00	$ 1,021.66	0.68%	$3.45

*	Actual expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 183/365 to reflect the six-month period.

Siren ETF Trust

Board of Trustees’ Approval of Advisory Agreement

September 30, 2022 (Unaudited)

The Board of Trustees (the “Trustees” or the “Board”) of Siren ETF Trust (the “Trust”) attended a meeting held on June 24, 2022 (the “Meeting”), called for the purpose of, among other things, considering and voting on the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF, each a series of the Trust (each, a “Fund” and together, the “Funds”), and SRN Advisors, LLC (the “Adviser”). The Board, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or the Adviser (“Independent Trustees”), voting separately, unanimously approved the continuation of the Investment Advisory Agreement with respect to the Funds based on the Board’s review of qualitative and quantitative information provided by the Adviser.

Prior to the Meeting: (a) the Board requested and received from the Adviser, and evaluated, a wide variety of information that the Board, including the Independent Trustees, deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (b) the Board received from legal counsel to the Trust, and evaluated, a memorandum regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement; and (c) the Independent Trustees discussed such information and memorandum in executive session outside of the presence of management.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services provided to each Fund by the Adviser; (b) the Adviser’s investment management personnel; (c) the Adviser’s compliance personnel and compliance program; (d) the Adviser’s operations and financial condition; (e) a comparison of each Fund’s investment advisory fee to the investment advisory fees charged to comparable funds; (f) the profitability of the Adviser with respect to its management of each Fund; and (g) the terms of the Investment Advisory Agreement. During the Meeting, a representative of the Adviser engaged in a dialogue with the Trustees to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. A discussion of the factors considered by the Board follows:

●

Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser to each Fund, the Board considered the Adviser’s responses to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to each Fund. The Board considered that the Adviser is registered with the SEC, and the registration form (Form ADV) for the Adviser was available to the Board. The Board further considered the experience of the Adviser’s personnel in exchange traded fund portfolio management, trading and other operations gained over time through various industry roles. The Board reviewed the portfolio management services provided by the Adviser to each Fund, including the investment and risk management approaches for each Fund. The Board also considered the Adviser’s financial resources, compliance program and compliance personnel. The Board also reviewed the terms of the Investment Advisory Agreement.

The Board also considered other services provided to each Fund by the Adviser such as services provided in connection with rebalancing each Fund’s portfolio, monitoring the relationships with each Fund’s authorized participants, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to each Fund by the Adviser supported renewal of the Investment Advisory Agreement.

●

Costs of Services Provided to each Fund; Profits Realized by the Adviser. The Board also reviewed statistical information provided by the Adviser regarding each Fund’s advisory fee. The Adviser prepared a report to help the Board compare each Fund’s advisory fee to those of comparable funds in the Fund’s peer group, as determined by the Adviser. The Adviser discussed, and the Board considered, the methodology that the Adviser used to determine each Fund’s peer group. The Board also considered the Adviser’s representation that it found each peer group that it compiled to be appropriate.

Siren ETF Trust

Board of Trustees’ Approval of Advisory Agreement

September 30, 2022 (Unaudited) (Continued)

The Board further noted that the Adviser, in the Investment Advisory Agreement, agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fee, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and interest expenses associated with securities sold short, non-routine expenses and fees and expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board also reviewed a report discussing the Adviser’s profitability with respect to its management of each Fund. The Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature, extent and quality of the services provided to each Fund by the Adviser. The Trustees further concluded that the profitability of the Adviser with respect to its management of the Funds was reasonable. The Board also considered the Adviser’s commitment to managing the Funds.

●

Economies of Scale. The Board considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, particularly on a fund-by-fund basis. The Trustees noted that the Funds are still not yet of a sufficient asset size to be experiencing economies of scale and that they intend to continue monitoring the existence of economies of scale as the Funds’ assets grow.

●

Fund Performance. The Trustees considered the Funds’ performance and tracking error relative to their respective benchmark indices over various periods of time. The Trustees also considered the Funds’ performance relative to the performance of comparable funds in their respective peer groups, as determined by the Adviser. A representative from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining the Adviser’s expectations for the future. The Trustees determined that the Funds’ performance supported renewal of the Investment Advisory Agreement.

●

“Fall-Out” Benefits. The Trustees also considered that the Adviser may experience reputational “fall-out” benefits based on the success of each Fund, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

Approval of the Investment Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreement, including the fees paid by each Fund thereunder, were fair and reasonable and agreed to renew the Investment Advisory Agreement with respect to each Fund for an additional one-year term. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Siren ETF Trust

Review of Liquidity Risk Management Program

September 30, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on September 16, 2022, the Trustees received a written report (the “Report”) from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from July 1, 2021 through June 30, 2022. Among other things, the Report noted that, during the period covered by the Report:

●

The Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk.

●	The Program Administrator did not observe any instances where redemptions resulted in significant dilution of remaining investors’ interests in a Fund.

●	No material changes were made to the Program.

In connection with each Fund’s operation as an exchange-traded fund, the Report further discussed: (i) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus and statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other risks to which an investment in a Fund may be subject.

Siren ETF Trust

Additional Information

September 30, 2022 (Unaudited)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (833) 933-2083 or by accessing the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	11/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	11/29/2022

By (Signature and Title)	/s/ Troy Statczar
Troy Statczar, Treasurer/Principal Financial Officer

Date	12/6/2022